Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	March 31, 2019	December 31, 2018
Prepaid insurance	$29,694	$28,828
Prepaid products and services	217,580	54,870
Prepaid rent and security deposit	12,192	5,915
	$259,466	$89,613

	2018	2017
Prepaid insurance	$28,828	$30,847
Prepaid products and services	54,870	66,246
Prepaid rent and security deposit	5,915	5,915
	$89,613	$103,008